ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)				12 Months Ended
	Feb. 09, 2022	Jul. 31, 2020	Jun. 23, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 29, 2021	Sep. 16, 2021	Nov. 23, 2017	Dec. 29, 2016	Sep. 16, 2014
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		3,555,556	4,352,941
Number of shares issued, value		$ 1,600,000	$ 3,700,000	$ 2,279,190	$ 4,500,000
Sheng Ying Xin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage								100.00%	1.00%	60.22%
Freight App Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued, value		$ 440,000
Warrant exercise price				$ 0.25		$ 0.01	$ 0.01
Freight App Inc [Member] | Sheng Ying Xin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	81.10%
Freight App Inc [Member] | Series A Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant exercise price	$ 1.50
Freight App Inc [Member] | Series B Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant exercise price	1.20
Freight App Inc [Member] | Series C Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant exercise price	0.75
Freight App Inc [Member] | Series D Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant exercise price	$ 1.125
Securities Purchase Agreement [Member] | Freight App Inc [Member] | Series A Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of warrants	16,257,671
Securities Purchase Agreement [Member] | Freight App Inc [Member] | Series B Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of warrants	16,257,671
Securities Purchase Agreement [Member] | Freight App Inc [Member] | Series C Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of warrants	16,257,671
Securities Purchase Agreement [Member] | Freight App Inc [Member] | Series D Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of warrants	16,257,671
Securities Purchase Agreement [Member] | ATW Opportunities Master Fund LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of warrants							650,000
Restricted Series B Preferred Stock [Member] | Securities Purchase Agreement [Member] | ATW Opportunities Master Fund LP [Member] | Freight App Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	2,333,333
Purchase of warrants	2,333,333
Number of shares issued, value	$ 3,500,000